Business Combinations (Details Narrative) (10-K) - USD ($)								6 Months Ended	12 Months Ended
	Feb. 04, 2019	Oct. 04, 2018	Jul. 30, 2018	Mar. 10, 2017	Sep. 22, 2016	Jul. 29, 2016	Jun. 23, 2016	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2019	Jul. 22, 2016	Nov. 20, 2015
Number of common stock shares issued, value									$ 605,223
Ameri Georgia [Member]
Business acquisition, purchase price													$ 9,900,000
Business acquisition, net working capital													4,600,000
Business acquisition, intangible assets													$ 1,800,000
Bigtech Software Private Limited [Member]
Business acquisition, purchase price							$ 900,000
Business acquisition, consideration payable, cash					$ 340,000		$ 850,000
Number of warrants to purchase common stock							2,040
Number of warrants to purchase common stock, value							$ 250,000
Closing price							$ 162.75
Warrants exercisable term							2 years
Earn-out payments, cash							$ 255,000
Bigtech Software Private Limited [Member] | Shareholder [Member]
Earn-out payments, shares		2,903
Virtuoso [Member]
Business acquisition, purchase price												$ 1,800,000
Business acquisition, intangible assets												$ 900,000
Earn-out payments, cash										$ 6,000
Earn-out payments, shares										12,408
Ameri Arizona [Member]
Business acquisition, purchase price						$ 15,800,000
Business acquisition, intangible assets						5,400,000
Number of common stock shares issued			22,400
Ameri Arizona [Member] | Four Equal Monthly Installments [Member]
Considered amount from contingent consideration	$ 200,000
Ameri Arizona [Member] | DC&M Partners, LLC [Member]
Business acquisition, purchase price						1,500,000
Earn-out payments, cash						$ 1,500,000
Equity method investment, ownership percentage						100.00%
Share price, per share						$ 162.75
Ameri Arizona [Member] | Lucid Solutions Inc, and Houskens LLC [Member]
Business acquisition, consideration payable, cash						$ 3,000,000
Number of common stock shares issued						64,000
Number of common stock shares issued, value						$ 10,400,000
Proceeds from issuance of common stock ,per share						60
Ameri Arizona [Member] | Two Former Members [Member]
Business acquisition, cash payment						$ 2,496,000
Ameri California [Member]
Business acquisition, purchase price				$ 8,800,000
Business acquisition, intangible assets				3,800,000
Ameri California [Member] | Lucid Solutions Inc, and Houskens LLC [Member]
Business acquisition, consideration payable, cash				$ 1,000,000				$ 1,000,000
Earn-out payments, cash											$ 605,000
Earn-out payments, shares				11,334
Number of common stock shares issued				23,077
Number of common stock shares issued, value				$ 3,800,000
Business acquisition, cash payment				60,000
Proceeds from unsecured promissory debt				$ 3,750,000
Maturity date				Jun. 30, 2018
Ameri California [Member] | ATCG Technology Solutions [Member]
Business acquisition, purchase price				$ 8,800,000
Earn-out payments, cash				$ 1,200,000
Equity method investment, ownership percentage				100.00%
Interest rate				6.00%